UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21863

Claymore/Raymond James SB-1 Equity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Claymore/Raymond James SB-1 Equity Fund

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares		Value
	Long-Term Investments - 99.9%
	Common Stocks - 90.5%
	Consumer Discretionary - 12.5%
78,600	Cheesecake Factory (The) (a)	$2,218,092
36,800	Culp, Inc. (a)	323,840
61,700	Ethan Allen Interiors, Inc.	2,240,327
62,200	Hilton Hotels Corp.	2,211,210
56,000	Home Depot, Inc.	2,176,720
181,500	La-Z-Boy, Inc.	2,134,440
79,400	Lithia Motors, Inc.	2,134,272
65,900	Lowe’s Cos., Inc.	2,162,838
56,300	O’Reilly Automotive, Inc. (a)	2,138,837
38,700	Panera Bread Co. - Class A (a)	2,181,519
41,600	Polaris Industries, Inc.	2,291,744
98,000	Stanley Furniture Co., Inc.	2,253,020
30,700	Starwood Hotels & Resorts Worldwide, Inc. - REIT	2,212,549
85,700	Urban Outfitters, Inc. (a)	2,277,906
18,200	Whirlpool Corp.	2,032,030

		30,989,344

	Consumer Staples - 0.8%
54,300	CVS Caremark Corp.	2,092,722

	Energy - 22.2%
26,600	Baker Hughes, Inc.	2,193,968
121,900	Bois d’Arc Energy, Inc. (a)	2,094,242
62,700	Chesapeake Energy Corp.	2,185,722
77,600	CNX Gas Corp. (a)	2,286,096
67,000	Comstock Resources, Inc. (a)	2,034,120
106,500	Delta Petroleum Corp. (a)	2,091,660
156,400	Edge Petroleum Corp. (a)	2,261,544
30,000	GlobalSantaFe Corp. (Cayman Islands)	2,049,000
59,400	Goodrich Petroleum Corp. (a)	2,115,828
35,500	Grant Prideco, Inc. (a)	2,016,045
52,000	Helix Energy Solutions Group, Inc. (a)	2,072,200
132,100	Horizon Offshore, Inc. (a)	2,235,132
350,400	Kodiak Oil & Gas Corp. (Canada) (a)	2,172,480
33,800	Lufkin Industries, Inc.	2,160,158
21,800	National Oilwell Varco, Inc. (a)	2,059,010
42,600	Newfield Exploration Co. (a)	2,046,504
22,400	Noble Corp. (Cayman Islands)	2,069,536
37,500	Occidental Petroleum Corp.	2,061,375
92,400	Parallel Petroleum Corp. (a)	2,130,744
140,800	PetroHawk Energy Corp. (a)	2,295,040
56,100	Range Resources Corp.	2,173,314
21,200	Transocean, Inc. (Cayman Islands) (a)	2,082,688
35,000	Ultra Petroleum Corp. (Canada) (a)	2,148,300
162,100	US BioEnergy Corp. (a)	2,087,848
125,900	VeraSun Energy Corp. (a)	1,912,421
35,000	XTO Energy, Inc.	2,030,350

		55,065,325

	Financials - 12.9%
41,100	Aflac, Inc.	2,172,546
34,700	Allstate Corp. (The)	2,134,050
63,500	Argonaut Group, Inc. (a)	2,103,755
78,600	BioMed Realty Trust, Inc. - REIT	2,205,516
37,500	Chubb Corp.	2,057,625
114,200	CoBiz, Inc.	2,111,558
51,400	Corporate Office Properties Trust - REIT	2,315,570
54,100	Digital Realty Trust, Inc. - REIT	2,196,460
92,100	First State Bancorporation	2,037,252
62,000	HCC Insurance Holdings, Inc.	2,040,420
29,500	Lincoln National Corp.	2,138,750
77,005	Mercantile Bank Corp.	2,116,867
33,300	Nexity Financial Corp. (a)	379,620
63,900	Pinnacle Financial Partners, Inc. (a)	1,888,245
32,200	Reinsurance Group of America, Inc.	2,016,364
72,400	United Community Banks, Inc.	2,200,236

		32,114,834

	Health Care - 8.0%
88,700	Allscripts Healthcare Solutions, Inc. (a)	2,178,472
55,800	Amedisys, Inc. (a)	2,081,340
117,800	Bradley Pharmaceuticals, Inc. (a)	2,601,024
39,400	DaVita, Inc. (a)	2,176,062
106,100	Eclipsys Corp. (a)	2,162,318
33,800	Johnson & Johnson	2,138,526
55,700	LifePoint Hospitals, Inc. (a)	2,260,863
38,200	Merck & Co., Inc.	2,003,590
58,400	Psychiatric Solutions, Inc. (a)	2,278,768

		19,880,963

	Industrials - 8.4%
31,200	Copa Holdings SA - Class A (Panama)	1,974,648
62,000	EDO Corp.	2,081,340
42,000	Harsco Corp.	2,236,920
120,300	Heartland Express, Inc.	2,017,431
70,400	JB Hunt Transport Services, Inc.	2,051,456
43,800	Landstar System, Inc.	2,131,308
153,400	PGT, Inc. (a)	1,790,178
74,450	Republic Services, Inc.	2,254,346
52,500	Ryanair Holdings PLC ADR (Ireland) (a)	2,167,725
33,800	WESCO International, Inc. (a)	2,190,916

		20,896,268

	Information Technologies - 18.7%
117,300	ADC Telecommunications, Inc. (a)	1,964,775
855,900	Art Technology Group, Inc. (a)	2,430,756
42,000	Automatic Data Processing, Inc.	2,087,400
1,432,200	Avanex Corp. (a)	2,420,418
102,700	Benchmark Electronics, Inc. (a)	2,270,697
26,400	CDW Corp.	2,247,696
55,500	Checkfree Corp. (a)	2,178,375
82,000	Cisco Systems, Inc. (a)	2,207,440
925,000	Concurrent Computer Corp. (a)	1,655,750
61,800	Diodes, Inc. (a)	2,285,982
50,000	Global Payments, Inc.	2,002,000
44,500	Harris Corp.	2,221,440
116,400	Interactive Intelligence, Inc. (a)	2,290,752
86,700	KVH Industries, Inc. (a)	805,443
114,600	L-1 Identity Solutions, Inc. (a)	2,450,148
75,300	Macrovision Corp. (a)	2,104,635
108,600	Motorola, Inc.	1,975,434
79,200	National Semiconductor Corp.	2,132,064
125,200	Nuance Communications, Inc. (a)	2,094,596
257,400	Opsware, Inc. (a)	2,329,470
348,000	RF Micro Devices, Inc. (a)	2,272,440
57,600	VeriFone Holdings, Inc. (a)	1,994,688

		46,422,399

	Telecommunications - 7.0%
49,700	American Tower Corp. - Class A (a)	2,146,046
66,400	Cbeyond, Inc. (a)	2,349,232
56,600	Crown Castle International Corp. (a)	2,084,012
195,600	Dobson Communications Corp. - Class A (a)	2,079,228
27,300	NII Holdings, Inc. (a)	2,224,131

82,300	NTELOS Holdings Corp.	2,075,606
180,400	PAETEC Holding Corp. (a)	2,101,660
72,300	SBA Communications Corp. - Class A (a)	2,322,999

		17,382,914

	Total Common Stocks - 90.5% (Cost $198,656,331)	224,844,769

	Exchange-Traded Funds - 1.7%
24,500	iShares Dow Jones US Oil Equipment & Services Index Fund	1,359,260
63,600	PowerShares Dynamic Oil & Gas Services Portfolio	1,589,364
37,900	SPDR S&P Oil & Gas Equipment & Services ETF	1,365,537

	Total Exchange-Traded Funds (Cost $4,329,597)	4,314,161

	Master Limited Partnerships - 7.7%
	Energy - 6.8%
51,300	Energy Transfer Equity, L.P.	2,087,397
35,700	Energy Transfer Partners, L.P.	2,184,840
68,400	Enterprise Products Partners, L.P.	2,142,288
54,100	EV Energy Partner, L.P.	1,982,224
55,600	Inergy, L.P.	2,023,284
76,100	Magellan Midstream Holdings, L.P.	2,240,384
56,000	Teekay LNG Partners, L.P. (Marshall Islands)	2,022,160
63,700	Teekay Offshore Partners, L.P. (Marshall Islands)	2,130,128

		16,812,705

	Utilities - 0.9%
45,300	Suburban Propane Partners, L.P.	2,197,050

	Total Master Limited Partnerships (Cost $14,058,944)	19,009,755

	Total Long-Term Investments - 99.9% (Cost $217,044,872)	248,168,685

Principal Amount
	Short-Term Investments - 0.2%
	U.S. Government and Agency Securities - 0.2%
$440,000	Federal Home Loan Bank Discount Note, maturing 6/1/07, yielding 5.00% (Cost $440,000)	440,000

	Total Investments - 100.1% (Cost $217,484,872)	248,608,685
	Liabilities in excess of Other Assets - (0.1%)	(136,343)

	Net Assets - 100.0%	$248,472,342

ADR -	American Depositary Receipt

L.P. -	Limited Partnership

REIT -	Real Estate Investment Trust

(a)	Non-income producing security.

Country Allocation*
United States	92.4%
Cayman Islands	2.5%
Canada	1.7%
Marshall Islands	1.7%
Ireland	0.9%
Panama	0.8%

*	Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2007.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore/Raymond James SB-1 Equity Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso Chief Legal and Executive Officer

Date: July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso Chief Legal and Executive Officer

Date: July 27, 2007

By:	/s/ Steven M. Hill
Steven M. Hill Treasurer and Chief Financial Officer

Date: July 27, 2007